Cover Document	Nov. 05, 2019
Cover page [Abstract]
Title of 12(b) Security	Common Stock, no par value
Entity Incorporation, State or Country Code	MI
Document Type	8-K
Entity File Number	001-35280
Entity Tax Identification Number	94-3096597
Entity Address, Address Line One	64 Sidney Street
Entity Address, City or Town	Cambridge,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
Document Period End Date	Nov. 05, 2019
Entity Registrant Name	Vericel Corporation
City Area Code	800
Local Phone Number	556-0311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Trading Symbol	VCEL
Security Exchange Name	NASDAQ